[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

August 31, 2009
                                                                       Via EDGAR

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:   Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and
      Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
      OVERTURE Accent! (R) Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142504
      Post-Effective Amendment No. 2 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is September 1, 2009. The Overture Accent! (R) is no longer offered for new sales, nor will it be offered after the effective date of the revised prospectus.

Your comments received August 12, 2009 for the Rule 485(a) filing we submitted on June 30, 2009 for this product were documented in Correspondence we filed with the Commission on August 20, 2009; our responses are summarized as follows:

1. Page 3. We added the definition for "Accumulation Value." The newly defined term was capitalized in each use on pages 3 and 25. We also revised the "Policy Year/Month/Anniversary" definition to refer to "the Policy described in this prospectus."

2. Pages 5 - 9. We reviewed portfolio expenses for full year guarantees of waivers and revised the expense charts to show the minimum and maximum portfolio expenses and examples without waivers. We added disclosure that expenses of five basis points or greater for dividends on short sales could impact a portfolio's expenses. We also determined that the complete chart of portfolio expenses is not necessary or desirable in this prospectus, because (a) the complete chart is optional, (b) this prospectus is for a product closed to new sales, and (c) we will provide policy owners with annual updates of portfolio expenses in the fund prospectuses sent each May, thus making the current chart obsolete. We kept three general notes to the portfolio charts, for (a) 12b-1 fees and other fees received by the company, (b) acquired fund fees and dividend expenses on short sales, and
     (c) licenses for use of registered service marks (moved as a footnote to the objectives chart at page 13). After your additional comments received August 25, 2009, we clarified the dividend expenses on short sales note by adding that 0.05 percent (5 basis points) or more impact a portfolio's expenses.

3. Page 18. In the sentence beginning "Many key rights and benefits...," we replaced the initial word "Many" with the word "The" so the revised sentence reads "The key rights and benefits under the Policy are summarized in this prospectus."

4. Page 25. We revised the Guaranteed Minimum Death Benefit ("GMDB") section by (a) providing a numeric example of how to determine the amount of the benefit, (b) adding a sentence stating that the benefit is subject to the claims paying ability of the company, and (c) deleting the last sentence directing readers to see the Policy.

5. Page 30. We revised the statement to Rule 12h7 to state affirmatively that Ameritas relies on the Rule. After your additional comments received August 25, 2009, we added the phrase "to file reports" to this disclosure.

6.   SAI page 6. We revised the SEC telephone number to 202-551-8090.

Other revisions made since the last filing include:

7. Page 2 of the Word version. In the paragraph about using the "Correct Form of Written Notice," we inserted the word "forms" in the second sentence. EDGAR text was correct previously.

8. Page 11. We inserted bracketed text in EDGAR to explain "up" and "down" arrow symbols used in the Word version of the prospectus.

9. Page 12. We revised the statement about delivery of the prospectuses for each of the series funds by adding the words "or precede," since fund prospectuses were distributed in May 2009 and will not accompany the September 1 product prospectus.

10. Page 12. We updated the subaccount/portfolio objectives chart to remove the name of a subadviser that resigned August 31, 2009. This matter was addressed in a supplement filed August 25, 2009.

11. Appendix A, page A-5. Three portfolio names were corrected by adding "Class I."

12.  SAI page 1. We corrected quotation marks for the Ameritas short cites.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.


Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel